Employee benefits - Funded plan assets by asset category (Details) - Annuity-based defined benefit plans [member] - Plan assets [member] - IFRS Funded Plan [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	100.00%	100.00%	100.00%
IFRS Equity Securities [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	44.10%	40.90%	39.60%
IFRS Debt Securities [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	47.70%	49.80%	48.80%
IFRS Money Market Funds [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	3.60%	2.70%	2.50%
Other funds [member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	4.60%	6.60%	9.10%